LONG-TERM NOTES AND LOANS PAYABLE, NET - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 26, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 25, 2024	Aug. 12, 2021
Debt Instrument [Line Items]
Debt issuance costs		$ 10,117	$ 16,141
Other long-term liabilities		8,146	7,886
Loss on debt extinguishment		(1,002)	0
Senior Loan
Debt Instrument [Line Items]
Debt instrument, face amount					$ 400,000
Debt instrument discount					$ 13,000
Stated interest rate					9.50%
Effective interest rate					11.00%
Debt issuance costs					$ 10,900
Other long-term liabilities					7,000
Required minimum cash balance					$ 50,000
Debt instrument, repurchased face amount				$ 40,000
Interest payable				$ 300
Loss on debt extinguishment		(1,000)
Mortgage Loans
Debt Instrument [Line Items]
Debt instrument, face amount	$ 25,300
Stated interest rate	8.40%
Effective interest rate	10.20%
Debt issuance costs	$ 2,000
Basis spread on variable rate	3.75%
Unused borrowing capacity		5,100	5,100
Interest costs capitalized		$ 1,700	$ 300
Financing liability | Minimum
Debt Instrument [Line Items]
Stated interest rate		11.30%
Financing liabilities, remaining term		5 years 1 month 6 days
Financing liability | Maximum
Debt Instrument [Line Items]
Stated interest rate		17.50%
Financing liabilities, remaining term		15 years 6 months